Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 TWD ($) $ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 59,688,950	$ 1,949,345	$ 89,478,805	$ 51,246,425
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,137,954	12,137,954	12,095,312	12,005,126
Earnings per share-basic (NTD) | (per share)	$ 4.92	$ 0.16	$ 7.4	$ 4.27
Earnings per share-diluted
Net income attributable to the parent company	$ 59,688,950	$ 1,949,345	$ 89,478,805	$ 51,246,425
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,137,954	12,137,954	12,095,312	12,005,126
Effect of dilution
Restricted stocks for employees	114,974	114,974	156,098	159,478
Employees' compensation	129,196	129,196	238,242	80,243
Weighted-average number of ordinary shares after dilution (thousand shares)	12,382,124	12,382,124	12,489,652	12,244,847
Earnings per share-diluted (NTD) | (per share)	$ 4.82	$ 0.16	$ 7.16	$ 4.19